Share Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2019 Year $ / shares	Dec. 31, 2018 Year $ / shares	Dec. 31, 2017 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years) | Year	2.78	2.85
Expected annualized volatility			80.00%
Expected dividend yield
Weighted average Black-Scholes value of each option | $ / shares	$ 2.33	$ 2.77	$ 1.37
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.29%	1.73%	0.74%
Expected life of options (years) | Year			1
Expected annualized volatility	89.31%	80.00%
Weighted average Black-Scholes value of each option | $ / shares	$ 1.22
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.85%	2.31%	1.70%
Expected life of options (years) | Year			3
Expected annualized volatility	105.68%	121.16%
Weighted average Black-Scholes value of each option | $ / shares	$ 4.15